Capital and financial risk management - Offsetting of financial assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative financial liabilities
Financial instruments held at fair value by fair value hierarchy
Gross financial Liabilities	£ (65)	£ (160)
Net financial liabilities per balance sheet	(65)	(160)
Related amounts not offset against assets	47	90
Net amount, Liabilities	(18)	(70)
Derivative financial assets
Financial instruments held at fair value by fair value hierarchy
Gross financial assets	87	130
Net financial assets per balance sheet	87	130
Related amounts not offset against liabilities	(47)	(90)
Net amount, Assets	£ 40	£ 40